Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2050 Fund

December 31, 2020

Z50-QTLY-0221
1.9884249.103

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	967	$16,223
Fidelity Series Commodity Strategy Fund (a)	824	3,784
Fidelity Series Large Cap Growth Index Fund (a)	665	10,397
Fidelity Series Large Cap Stock Fund (a)	699	11,491
Fidelity Series Large Cap Value Index Fund (a)	1,670	22,065
Fidelity Series Small Cap Opportunities Fund (a)	340	5,450
Fidelity Series Value Discovery Fund (a)	569	8,149
TOTAL DOMESTIC EQUITY FUNDS
(Cost $68,348)		77,559

International Equity Funds - 40.9%
Fidelity Series Canada Fund (a)	296	3,421
Fidelity Series Emerging Markets Fund (a)	214	2,426
Fidelity Series Emerging Markets Opportunities Fund (a)	866	21,627
Fidelity Series International Growth Fund (a)	506	9,004
Fidelity Series International Index Fund (a)	330	3,731
Fidelity Series International Small Cap Fund (a)	162	3,322
Fidelity Series International Value Fund (a)	887	8,949
Fidelity Series Overseas Fund (a)	735	9,110
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $51,559)		61,590

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	1	17
Fidelity Series Emerging Markets Debt Fund (a)	94	898
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	27	297
Fidelity Series Floating Rate High Income Fund (a)	20	183
Fidelity Series Government Bond Index Fund (a)	2	20
Fidelity Series High Income Fund (a)	106	998
Fidelity Series Inflation-Protected Bond Index Fund (a)	280	3,010
Fidelity Series International Credit Fund (a)	5	56
Fidelity Series Investment Grade Bond Fund (a)	2	23
Fidelity Series Investment Grade Securitized Fund (a)	1	15
Fidelity Series Long-Term Treasury Bond Index Fund (a)	378	3,468
Fidelity Series Real Estate Income Fund (a)	55	575
TOTAL BOND FUNDS
(Cost $9,467)		9,560

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	213	213
Fidelity Series Short-Term Credit Fund (a)	21	216
Fidelity Series Treasury Bill Index Fund (a)	132	1,315
TOTAL SHORT-TERM FUNDS
(Cost $1,737)		1,744
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $131,111)		150,453
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$150,453

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,835	$6,186	$3,241	$4,994	$523	$2,920	$16,223
Fidelity Series Canada Fund	2,357	475	368	72	(31)	988	3,421
Fidelity Series Commodity Strategy Fund	3,432	478	858	16	(179)	911	3,784
Fidelity Series Corporate Bond Fund	--	17	--	--	--	--	17
Fidelity Series Emerging Markets Debt Fund	698	80	8	31	(2)	130	898
Fidelity Series Emerging Markets Debt Local Currency Fund	--	279	--	2	--	18	297
Fidelity Series Emerging Markets Fund	1,220	407	65	33	(1)	865	2,426
Fidelity Series Emerging Markets Opportunities Fund	11,225	3554	882	632	32	7,698	21,627
Fidelity Series Floating Rate High Income Fund	157	5	--	6	--	21	183
Fidelity Series Government Bond Index Fund	--	20	--	--	--	--	20
Fidelity Series Government Money Market Fund 0.13%	958	713	1,458	1	--	--	213
Fidelity Series High Income Fund	776	105	--	38	--	117	998
Fidelity Series Inflation-Protected Bond Index Fund	2,307	915	359	38	--	147	3,010
Fidelity Series International Credit Fund	49	4	--	4	--	3	56
Fidelity Series International Growth Fund	6,837	2,258	1,612	1,268	44	1,477	9,004
Fidelity Series International Index Fund	2,700	225	210	71	(8)	1,024	3,731
Fidelity Series International Small Cap Fund	2,052	226	69	27	(2)	1,115	3,322
Fidelity Series International Value Fund	6,541	954	1,281	249	(136)	2,871	8,949
Fidelity Series Investment Grade Bond Fund	--	23	--	--	--	--	23
Fidelity Series Investment Grade Securitized Fund	--	15	--	--	--	--	15
Fidelity Series Large Cap Growth Index Fund	7,400	761	1,729	310	264	3,701	10,397
Fidelity Series Large Cap Stock Fund	7,686	1,651	849	590	25	2,978	11,491
Fidelity Series Large Cap Value Index Fund	14,209	3,050	762	432	(24)	5,592	22,065
Fidelity Series Long-Term Treasury Bond Index Fund	2,583	1,849	514	344	40	(490)	3,468
Fidelity Series Overseas Fund	6,609	953	1,220	101	(54)	2,822	9,110
Fidelity Series Real Estate Income Fund	434	33	--	33	--	108	575
Fidelity Series Short-Term Credit Fund	204	5	--	4	--	7	216
Fidelity Series Small Cap Opportunities Fund	3,608	751	993	113	(65)	2,149	5,450
Fidelity Series Treasury Bill Index Fund	2,708	3	1,394	11	4	(6)	1,315
Fidelity Series Value Discovery Fund	4,499	1,609	153	164	4	2,190	8,149
Total	$101,084	$27,604	$18,025	$9,584	$434	$39,356	$150,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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